Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2045 Fund	May 30, 2023
Fidelity Freedom Blend 2045 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.92%)
Since Inception	(7.16%)
Fidelity Freedom Blend 2045 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.16%)
Since Inception	(9.29%)
Fidelity Freedom Blend 2045 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.43%)
Since Inception	(5.55%)
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	(1.86%)	[1]
F0390
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	(6.23%)	[1]

[1]	A From April 6, 2021